Investments - Schedule of Investments (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Short-term investments (*)
Short-term investments	[1]		$ 2,922	[2]
Long-term investments
Long-term investments		490	490	[2]
Total investments		490	3,412
Corporate bonds – marketable investments [Member]
Short-term investments (*)
Short-term investments	[1]		2,922
Investments in private equity [Member]
Long-term investments
Long-term investments	[3]	$ 490	$ 490

[1]	Classified as level 1 inputs in the fair value hierarchy.
[2]	After retrospective application of SAB 122 – see Note 3a
[3]	Classified as level 3 inputs in the fair value hierarchy.